Consolidated Statements of Operations and Comprehensive Income (Loss) (Parentheticals) - shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Weighted average number of shares outstanding-diluted	[1]	3,943,793	3,986,359	2,150,683

[1]	The financial statements give retroactive effect to the May 18, 2023 one-for-ten reverse share split.